Income Taxes - Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Income taxes [Abstract]
Deferred tax assets	$ 15,343	$ 15,500
Deferred tax liability	(16,190)	(16,745)
Net deferred tax liabilities	$ (847)	$ (1,245)